As filed with the Securities and Exchange Commission on August 1, 2003



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                   Investment Company Act file number 811-9821



                           Allied Asset Advisors Funds
               (Exact name of registrant as specified in charter)



                         745 McClintock Drive, Suite 114
                              Burr Ridge, IL 60527
               (Address of principal executive offices) (Zip code)


                                  Bassam Osman
                           Allied Asset Advisors Funds
                         745 McClintock Drive, Suite 114
                              Burr Ridge, IL 60527
                     (Name and address of agent for service)



                                 (877) 417-6161
               Registrant's telephone number, including area code



Date of fiscal year end: May 31, 2003
                         ------------



Date of reporting period:  May 31, 2003
                           ------------


Item 1. Report to Stockholders.


                           Annual Report May 31, 2003
                         Dow JonesSM Islamic Index Fund






                          DOW JONES ISLAMIC INDEX FUND
                                  July 20, 2003
Dear Shareholders:

Assalamu Alaykum (greeting of peace.)

Stock mutual fund investors patience paid off in the last few months after a long period of uncertainty. Your Dow Jones Islamic Index Fund (Class K) performance was in line with its benchmark, the Dow Jones Islamic Market US Index ("the Index") and the overall stock market. The six months ending in June 30, 2003 witnessed a market recovery. The Dow Jones Islamic Index Fund (Class K) advanced 11.13% in that period as compared to 11.30% return for the Index (dividend excluded).

For the fiscal year and the quarter that ended on May 31, 2003, the Dow Jones Islamic Index Fund (Class K) total return was -8.22% and +13.47% respectively, while the Index (dividend excluded) returned -8.99% and +13.57% respectively. Lipper's large cap growth fund average return for the last year was -11.07%.

The stock market advance was due to investors gaining more confidence in the economic recovery bolstered by improved corporate earnings, cooperating Fed, low inflation and the tax cut. The Wall Street Journal July survey of 54 economists projects an average US economic growth-rate of 3.5% in the third quarter and 3.8% in each of the fourth quarter, and the first half of 2004.

Some investors are wary of the strength of the stock market advance, but history is on the stock market's side. SEI Investments calculates that the stock market has gained an average of 32.5% in the first year after the past 12 bear markets and an average of 12% in the following year. Its chief economist, Nancy Kimelman, states, "If investors are waiting for the market to pull back before they get in, they're being  foolish....Even  top  institutional  investors can't time the market."

An investment behavior study released in July 2003 by Boston researcher Dalbar, Inc. showed that stock mutual fund investors earned an average of 2.6% between 1984 and 2002, compared to 12.2% for the Standard and Poor's 500. Their reason:
Trying to time the market. Stock mutual fund investors were charging into the market in good times (buying high) and fleeing it when times are tough (selling low).

By investing consistently over a long period of time in the Dow Jones Islamic Index Fund, you acquire a portion of a highly diversified portfolio exceeding 250 stocks in a variety of sectors and industries. Stocks are selected to meet Islamic principles, thus allowing Muslims to adhere to their faith while encouraging better investment practices and business ethics. We at the Dow Jones Islamic Index Fund will continue our commitment to be prudent and diligent in investing your money while adhering to the highest standard of integrity and acting at all times in the best interest of shareholders. In closing, I want to thank you for your continued trust and confidence in the Dow Jones Islamic Index Fund.

Respectfully,

/s/ Dr. Bassam Osman
Dr. Bassam Osman

President, Dow Jones Islamic Index Fund

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please see the following annual report for more complete Fund performance information and index definitions. Please consult your investment professional regarding your specific situation.

For the period June 30, 2000 (the Fund's inception) to May 31, 2003 The Lipper Large-Cap Growth Fund's average annual total return was (20.89)%.

The Lipper Large-Cap Growth Fund Index is average of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Lipper Analytical Services, Inc. is an independent mutual fund research and rating service.


                          DOW JONES ISLAMIC INDEX FUND
                                     CLASS K
                              Total Rate of Return

                  For the Period June 30, 2000 to May 31, 2003

[LINE GRAPH]


            Dow Jones Islamic   Dow Jones
              Index Fund         Islamic            Russell 3000
              - Class K      Index USA Market        Growth Index

6/30/00         10,000          10,000                  10,000
7/31/00          9,693           9,705                   9,552
8/31/00         10,148          10,191                  10,426
9/30/00          9,277           9,365                   9,471
10/31/00         9,247           9,318                   9,000
11/30/00         8,417           8,493                   7,653
12/31/00         8,308           8,426                   7,456
1/31/01          8,536           8,600                   7,977
2/28/01          7,497           7,567                   6,641
3/31/01          6,874           6,953                   5,927
4/30/01          7,557           7,651                   6,675
5/31/01          7,497           7,581                   6,596
6/30/01          7,250           7,360                   6,469
7/31/01          7,151           7,265                   6,280
8/31/01          6,656           6,765                   5,774
9/30/01          5,993           6,107                   5,174
10/31/01         6,329           6,428                   5,460
11/30/01         6,913           7,001                   5,980
12/31/01         6,899           6,994                   5,993
1/31/02          6,820           6,900                   5,880
2/28/02          6,533           6,616                   5,627
3/31/02          6,780           6,882                   5,841
4/30/02          6,305           6,390                   5,388
5/31/02          6,196           6,283                   5,244
6/30/02          5,691           5,766                   4,762
7/31/02          5,285           5,337                   4,468
8/31/02          5,246           5,295                   4,480
9/30/02          4,701           4,734                   4,024
10/31/02         5,196           5,225                   4,383
11/30/02         5,553           5,577                   4,633
12/31/02         5,170           5,196                   4,313
1/31/03          5,031           5,016                   4,207
2/28/03          5,011           5,033                   4,182
3/31/03          5,090           5,118                   4,259
4/30/03          5,388           5,416                   4,579
5/31/03          5,686           5,716                   4,826


Dow Jones Islamic Index          Dow Jones Islamic
Fund - Class K                   Market USA Index     Russell 3000 Growth Index

This chart assumes an initial investment of $10,000 made on June 30, 2000 (SEC effective date). Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

The Fund may invest in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. Indices mentioned are unmanaged and commonly used to measure U.S. and Foreign markets. You cannot invest directly in an index.

As of the period ended May 31, 2003, The Dow Jones Islamic Index Fund has chosen to use the Russell 3000 growth Index as the comparison benchmark. In addition, the Fund, whose purpose is to seek to match the performance of the Dow Jones Islamic Market USA Index, has included that Index's performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

                                                                Since SEC
Average Annual Total Returns as of May 31, 2003      One Year  Effective Date***
Dow Jones Islamic Index Fund - Class K               (8.22)%   (17.58)%
Dow Jones Islamic Market USA Index*                  (8.99)%   (17.45)%
Russell 3000 Growth Index**                          (7.97)%   (22.11)%

* The Dow Jones Islamic Market USA Index is a diversified compellation of U.S. equity securities considered by the Shari'ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The index is constructed from stocks in the Dow Jones Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.
** The Russell 3000 Growth Index takes the largest 3,000 US companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.
***  For the period June 30, 2000 (SEC effective date) to May 31, 2003.

                          DOW JONES ISLAMIC INDEX FUND
                                     CLASS M
                              Total Rate of Return
                For the Period February 15, 2001 to May 31, 2003
[LINE GRAPH]

        Dow Jones Islamic
           Index Fund      Dow Jones Islamic         Russell 3000
            - Class M       Index USA Market         Growth Index

2/15/01       10,000            10,000                  10,000
2/28/01        9,210             9,218                   8,838
3/31/01        8,433             8,471                   7,888
4/30/01        9,271             9,321                   8,883
5/31/01        9,186             9,235                   8,778
6/30/01        8,882             8,966                   8,608
7/31/01        8,760             8,850                   8,357
8/31/01        8,153             8,241                   7,684
9/30/01        7,338             7,440                   6,885
10/31/01       7,751             7,831                   7,265
11/30/01       8,456             8,528                   7,957
12/31/01       8,420             8,521                   7,975
1/31/02        8,323             8,405                   7,825
2/28/02        7,983             8,060                   7,488
3/31/02        8,287             8,384                   7,772
4/30/02        7,703             7,784                   7,170
5/31/02        7,570             7,654                   6,979
6/30/02        6,938             7,024                   6,337
7/31/02        6,452             6,502                   5,946
8/31/02        6,403             6,451                   5,962
9/30/02        5,735             5,767                   5,355
10/31/02       6,330             6,365                   5,832
11/30/02       6,755             6,795                   6,165
12/31/02       6,294             6,330                   5,739
1/31/03        6,111             6,111                   5,599
2/28/03        6,075             6,134                   5,565
3/31/03        6,184             6,237                   5,668
4/30/03        6,537             6,600                   6,094
5/31/03        6,901             6,966                   6,423


Dow Jones Islamic Index          Dow Jones Islamic
Fund - Class M                   Market USA Index      Russell 3000 Growth Index


This chart assumes an initial investment of $10,000 made on February 15, 2001 (class inception). Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

The Fund may invest in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. Indices mentioned are unmanaged and commonly used to measure U.S. and Foreign markets. You cannot invest directly in an index.

As of the period ended May 31, 2003, The Dow Jones Islamic Index Fund has chosen to use the Russell 3000 growth Index as the comparison benchmark. In addition, the Fund, whose purpose is to seek to match the performance of the Dow Jones Islamic Market USA Index, has included that Index's performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
                                                                 Class
Average Annual Total Returns as of May 31, 2003     One Year   Inception Date***
Dow Jones Islamic Index Fund - Class M****          (8.83)%     (14.96)%
Dow Jones Islamic Market USA Index*                 (8.99)%     (14.62)%
Russell 3000 Growth Index**                         (7.97)%     (17.60)%

* The Dow Jones Islamic Market USA Index is a diversified compellation of U.S. equity securities considered by the Shari'ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The index is constructed from stocks in the Dow Jones Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.
** The Russell 3000 Growth Index takes the largest 3,000 US companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.
***  For the period February 15, 2001 to May 31, 2003.
**** Class M shares included a 0.75% distribution (12b-1) fee.


                          DOW JONES ISLAMIC INDEX FUND
                             SCHEDULE OF INVESTMENTS
                                  May 31, 2003


Number of                                                                 Fair
Shares                                                                    Value
COMMON STOCK - 99.0%
                ADVANCED INDUSTRIAL
                EQUIPMENT - 0.9%
        1,800   Agilent Technologies, Inc.* . .                   $     32,634
          500   Cognex Corporation* . . . . . .                         11,440
          500   Danaher Corporation . . . . . . .                       33,460
          500   Diebold, Inc.  . . . . . . . . . . . .                  19,965
          500   National Instruments
                Corporation* . . . . . . . . . . . .                    18,175
          500   Pall Corporation . . . . . . . . . .                    10,860
          500   Roper Industries, Inc.  . . . . . .                     18,345
          750   Symbol Technologies, Inc.  . .                          10,050
          500   Waters Corporation* . . . . . . .                       14,180
                                                                  -------------
                                                                       169,109
                                                                  -------------
                ADVANCED MEDICAL
                DEVICES - 2.6%
          900   Biomet, Inc.  . . . . . . . . . . . . .                 24,759
          500   DENTSPLY International Inc.                             18,710
          700   Guidant Corporation* . . . . . .                        29,596
        4,400   Medtronic, Inc. . . . . . . . . . . .                  214,412
          500   Respironics, Inc.* . . . . . . . . .                    18,440
        1,000   St. Jude Medical, Inc.* . . . . .                       56,100
        1,000   Stryker Corporation . . . . . . . .                     67,340
        1,000   Zimmer Holdings, Inc.* . . . . .                        44,860
                                                                  -------------
                                                                       474,217
                                                                  -------------
                AEROSPACE - 0.8%
        2,200   United Technologies
                Corporation . . . . . . . . . . . . .                  150,150
                                                                  -------------
                AIR FREIGHT - 1.0%
          500   Expeditors International
                of Washington, Inc.  . . . . . .                        17,500
        1,100   FedEx Corporation . . . . . . . .                       70,378
        1,500   United Parcel Service,
                Inc. Class B . . . . . . . . . . . . .                  93,645
                                                                  -------------
                                                                       181,523
                                                                  -------------

See notes to the financial statements.

Number of                                                             Fair
Shares                                                               Value
                AIRLINES - 0.3%
        3,000   Southwest Airlines Co.  . . . . .                  $    48,210
                                                                  -------------
                ALUMINUM - 0.4%
        3,200   Alcoa, Inc.  . . . . . . . . . . . . . .                78,752
                                                                  -------------
                AUTO PARTS - 0.3%
          500   Gentex Corporation* . . . . . . .                       15,570
        1,100   Genuine Parts Company . . . .                           36,157
                                                                  -------------
                                                                        51,727
                                                                  -------------
                BIOTECHNOLOGY - 3.7%
        4,552   Amgen, Inc.* . . . . . . . . . . . . .                 294,696
        1,100   Applera Corporation - Applied
                Biosystems Group . . . . . . . .                        21,417
          500   Biogen, Inc.* . . . . . . . . . . . . .                 21,210
          500   Celgene Corporation* . . . . . .                        15,740
          500   Chiron Corporation* . . . . . . .                       22,050
        1,000   Genentech, Inc.* . . . . . . . . . .                    62,610
        1,000   Genzyme Corporation* . . . . .                          47,390
        1,000   Gilead Sciences, Inc.* . . . . . .                      52,260
          500   IDEC Pharmaceuticals
                Corporation* . . . . . . . . . . . .                    19,070
          500   Immunomedics, Inc.* . . . . . .                          3,490
        1,000   Laboratory Corporation
                of America Holdings* . . . . .                          32,150
        1,000   MedImmune, Inc.* . . . . . . . .                        35,410
          852   Monsanto Co. . . . . . . . . . . . .                    17,083
          500   Myriad Genetics, Inc.* . . . . .                         7,650
          500   Techne Corporation* . . . . . . .                       14,500
          500   XOMA, Ltd.* . . . . . . . . . . . .                      3,015
                                                                  -------------
                                                                       669,741
                                                                  -------------
                BUILDING MATERIALS - 0.2%
          500   The Sherwin-Williams
                Company . . . . . . . . . . . . . . .                   13,690
          500   Vulcan Materials Company . .                            18,320
                                                                  -------------
                                                                        32,010
                                                                  -------------


                          DOW JONES ISLAMIC INDEX FUND
                             SCHEDULE OF INVESTMENTS
                            (Continued) May 31, 2003

Number of                                                               Fair
Shares                                                                  Value

COMMON STOCK (Continued)
                CHEMICALS COMMODITY - 1.0%
        4,300   E. I. du Pont de Nemours
                and Company . . . . . . . . . . .                 $    181,202
                                                                  -------------
                CHEMICALS SPECIALTY - 1.0%
        1,000   Air Products and
                Chemicals, Inc. . . . . . . . . . .                     43,590
          500   Avery Dennison Corporation .                            27,740
          500   Cabot Microelectronics Corp.*                           23,135
          500   Ecolab, Inc.  . . . . . . . . . . . . .                 26,875
        1,000   Engelhard Corporation . . . . .                         25,150
          500   Sigma-Aldrich Corporation . .                           26,155
          500   WD-40 Company . . . . . . . . .                         12,990
                                                                  -------------
                                                                       185,635
                                                                  -------------
                CLOTHING & FABRICS - 0.3%
        1,000   Liz Claiborne, Inc.  . . . . . . . .                    33,890
          500   Nautica Enterprises, Inc.* . . .                         5,275
          500   V.F. Corp. . . . . . . . . . . . . . . .                19,035
                                                                  -------------
                                                                        58,200
                                                                  -------------
                COMMUNICATIONS
                TECHNOLOGY - 3.6%
        2,200   ADC Telecommunications, Inc.*                            5,896
          500   Andrew Corporation* . . . . . .                          4,975
       28,000   Cisco Systems, Inc.* . . . . . . .                     459,480
          500   Echelon Corporation* . . . . . .                         6,865
          500   Extreme Networks, Inc.* . . . .                          3,010
          500   Foundry Networks, Inc.* . . . .                          7,645
          500   Plantronics, Inc.* . . . . . . . . . .                  10,765
          500   Polycom, Inc.* . . . . . . . . . . .                     6,360
        3,300   QUALCOMM, Inc.  . . . . . . .                          110,715
        1,000   Rockwell Collins, Inc.  . . . . .                       22,980
          500   Scientific-Atlanta, Inc.  . . . . .                      9,845
          500   Tekelec* . . . . . . . . . . . . . . . .                 7,160
                                                                  -------------
                                                                       655,696
                                                                  -------------

See notes to the financial statements.


Number of                                                               Fair
Shares                                                                  Value
                COMPUTERS - 7.2%
          500   Brocade Communications
                Systems, Inc.* . . . . . . . . . . .               $     3,055
        8,900   Dell Computer Corporation* .                           279,193
        8,500   EMC Corporation * . . . . . . . .                       91,970
          500   Emulex Corporation* . . . . . .                         12,350
       10,321   Hewlett-Packard Company . .                            201,259
          500   InFocus Corporation* . . . . . .                         2,770
        6,500   International Business
                Machines Corporation . . . . .                         572,260
          500   Lexmark International, Inc.* .                          37,200
          500   NCR Corporation* . . . . . . . .                        12,535
        1,100   Network Appliance, Inc.* . . .                          18,733
          500   Qlogic Corporation* . . . . . . .                       25,055
       12,600   Sun Microsystems, Inc.* . . . .                         54,810
                                                                  -------------
                                                                     1,311,190
                                                                  -------------
                CONSUMER SERVICES - 0.7%
          750   Apollo Group, Inc.* . . . . . . .                       43,380
          500   Career Education Corp.* . . . .                         30,695
          500   DeVry, Inc.* . . . . . . . . . . . . .                  12,565
          500   eBay, Inc.* . . . . . . . . . . . . . .                 50,825
                                                                  -------------
                                                                       137,465
                                                                  -------------
                CONTAINERS & PACKAGING - 0.1%
          500   AptarGroup, Inc.  . . . . . . . . .                     17,500
                COSMETICS - 1.7%
          800   Avon Products, Inc.  . . . . . . .                      48,752
        2,000   Colgate-Palmolive Company .                            119,240
        4,000   The Gillette Company . . . . . .                       134,440
                                                                  -------------
                                                                       302,432
                                                                  -------------
                DIVERSIFIED TECHNOLOGY
                SERVICES - 0.4%
          500   Affiliated Computer
                Services, Inc.* . . . . . . . . . . .                   23,170
          500   CIBER, Inc.* . . . . . . . . . . . . .                   3,020

                          DOW JONES ISLAMIC INDEX FUND
                             SCHEDULE OF INVESTMENTS
                            (Continued) May 31, 2003

Number of                                                                Fair
Shares                                                                   Value
COMMON STOCK (Continued)
                DIVERSIFIED TECHNOLOGY
                SERVICES (Continued)
          500   Dendrite International, Inc.* .                   $      5,950
        1,700   Electronic Data Systems
                Corporation . . . . . . . . . . . . .                   34,255
          500   Keane, Inc.* . . . . . . . . . . . . .                   5,635
        1,100   Unisys Corporation* . . . . . . .                       12,419
                                                                  -------------
                                                                        84,449
                                                                  -------------
                ELECTRIC COMPONENTS
                & EQUIPMENT - 0.4%
          700   American Power Conversion
                Corporation* . . . . . . . . . . . .                    10,850
          500   AVX Corporation . . . . . . . . .                        6,025
          500   Integrated Circuit
                Systems, Inc.* . . . . . . . . . . .                    13,025
          500   Jabil Circuit, Inc.* . . . . . . . . .                  10,495
          500   KEMET Corporation* . . . . . .                           5,050
          500   Molex, Inc. . . . . . . . . . . . . . .                 13,685
          500   Molex, Inc. Class A . . . . . . . .                     12,050
          500   Plexus Corp.* . . . . . . . . . . . .                    6,000
                                                                  -------------
                                                                        77,180
                                                                  -------------
                FIXED LINE
                COMMUNICATIONS - 1.9%
       13,200   SBC Communications, Inc.  .                            336,072
                                                                  -------------
                FOOD PRODUCTS - 0.4%
          500   Hershey Foods Corporation . .                           35,550
          500   Lancaster Colony Corporation                            19,345
          515   Tootsie Roll Industries, Inc.  .                        15,270
                                                                  -------------
                                                                        70,165
                                                                  -------------
                FOOTWEAR - 0.2%
          600   NIKE, Inc. Class B . . . . . . . .                      33,594
                                                                  -------------
                FURNISHINGS & APPLIANCES - 0.4%
          500   Ethan Allen Interiors, Inc. . . .                       17,815

See notes to the financial statements.

Number of                                                               Fair
Shares                                                                  Value
                FURNISHINGS &
                APPLIANCES (Continued)
          300   Herman Miller, Inc.  . . . . . . .                 $     5,817
          500   HON INDUSTRIES Inc.  . . .                              14,670
          700   Leggett & Platt, Inc.  . . . . . . .                    15,449
          500   Mohawk Industries, Inc.* . . .                          28,855
                                                                  -------------
                                                                        82,606
                                                                  -------------
                HEALTHCARE PROVIDERS - 1.6%
        1,000   First Health Group Corp.* . . .                         25,560
        1,100   Health Management
                Associates, Inc. . . . . . . . . . .                    20,515
          700   HCA Inc.  . . . . . . . . . . . . . . .                 23,100
          500   LifePoint Hospitals, Inc.* . . .                        10,675
        1,000   Lincare Holdings, Inc.* . . . . .                       30,600
          500   Orthodontic Centers
                of America, Inc.* . . . . . . . . .                      3,975
          500   Pediatrix Medical
                Group, Inc.* . . . . . . . . . . . .                    18,780
          500   Renal Care Group, Inc.* . . . .                         16,990
        1,900   Tenet Healthcare Corp.* . . . .                         31,711
        1,200   UnitedHealth Group, Inc.  . . .                        115,128
                                                                  -------------
                                                                       297,034
                                                                  -------------
                HEAVY CONSTRUCTION - 0.1%
          500   Dycom Industries, Inc.* . . . . .                        6,985
          500   Fluor Corporation . . . . . . . . .                     17,745
                                                                  -------------
                                                                        24,730
                                                                  -------------
                HOUSEHOLD PRODUCTS
                DURABLE - 0.1%
          300   The Stanley Works . . . . . . . .                        8,388
                                                                  -------------
                HOUSEHOLD PRODUCTS
                NONDURABLE - 3.5%
          500   Blyth, Inc.  . . . . . . . . . . . . . .                13,810
          500   The Clorox Company . . . . . .                          22,330
        2,000   Kimberly-Clark Corporation .                           103,860


                          DOW JONES ISLAMIC INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2003

Number of                                                               Fair
Shares                                                                  Value
COMMON STOCK (Continued)
                HOUSEHOLD PRODUCTS
                NONDURABLE (Continued)
        5,300   The Procter & Gamble
                Company . . . . . . . . . . . . . . .             $    486,646
                                                                  -------------
                                                                       626,646
                                                                  -------------
                INDUSTRIAL - DIVERSIFIED - 2.8%
          700   Dover Corporation . . . . . . . . .                     21,217
        1,600   Emerson Electric Company . .                            83,680
        3,500   Honeywell International Inc. .                          91,700
        1,100   Illinois Tool Works, Inc.  . . . .                      68,255
          500   Kaydon Corporation . . . . . . .                        10,600
          500   Parker-Hannifin Corporation .                           20,215
          700   Rockwell Automation, Inc.  . .                          16,555
        1,500   3M Co. . . . . . . . . . . . . . . . . .               189,705
                                                                  -------------
                                                                       501,927
                                                                  -------------
                INDUSTRIAL SERVICES - 3.0%
        2,000   Automatic Data
                Processing, Inc.  . . . . . . . . .                     69,800
          500   Catalina Marketing
                Corporation* . . . . . . . . . . . .                     9,310
          500   Cintas Corporation . . . . . . . .                      18,510
        1,200   Concord EFS, Inc.* . . . . . . . .                      18,144
          500   Convergys Corporation* . . . .                           8,940
          750   Copart, Inc.* . . . . . . . . . . . . .                  6,735
          500   The Corporate Executive
                Board Company* . . . . . . . .                          21,100
          500   Deluxe Corporation . . . . . . . .                      23,485
          500   DST Systems, Inc.* . . . . . . . .                      17,660
          500   Fair Isaac Corporation . . . . . .                      27,875
        3,000   First Data Corporation . . . . . .                     124,260
          500   Getty Images, Inc.* . . . . . . . .                     20,200
        1,100   IMS Health, Inc. . . . . . . . . . .                    19,624
          500   MedQuist, Inc.* . . . . . . . . . . .                   10,250
        1,000   Moody's Corporation . . . . . . .                       52,150

       Number of                                                        Fair
       Shares                                                           Value
                INDUSTRIAL
                SERVICES (Continued)
        1,200   Paychex, Inc.  . . . . . . . . . . . .           $      36,624
          500   Robert Half
                International, Inc.* . . . . . . .                       8,475
          500   Sabre Holdings Corporation .                            12,365
          500   W.W. Grainger, Inc.  . . . . . . .                      23,350
                                                                  -------------
                                                                       528,857
                                                                  -------------
                INTERNET SERVICES - 0.3%
          500   Overture Services, Inc.* . . . .                         8,900
        1,000   WebMD Corporation* . . . . . .                           9,940
        1,000   Yahoo!, Inc.* . . . . . . . . . . . . .                 29,840
                                                                  -------------
                                                                        48,680
                                                                  -------------
                MEDICAL SUPPLIES - 1.2%
        1,800   Baxter International, Inc.  . . .                       45,612
        1,000   Becton, Dickinson
                and Company . . . . . . . . . . .                       40,000
        1,000   Boston Scientific Corporation*                          52,100
          500   C.R. Bard, Inc.  . . . . . . . . . . .                  35,075
          500   Cytyc Corporation* . . . . . . . .                       5,195
          500   Patterson Dental Company* . .                           21,985
          500   ResMed Inc.* . . . . . . . . . . . .                    19,900
                                                                  -------------
                                                                       219,867
                                                                  -------------
                MULTIMEDIA - 0.2%
          500   The E.W. Scripps Company . .                            44,035
                                                                  -------------
                OIL COMPANIES - 8.0%
        4,440   ChevronTexaco Corporation .                            314,974
        1,700   ConocoPhillips . . . . . . . . . . .                    91,749
          700   EOG Resources, Inc.  . . . . . .                        30,170
       26,200   Exxon Mobil Corporation . . .                          953,680
        1,000   Murphy Oil Corporation . . . .                          49,440
          500   Tom Brown, Inc.* . . . . . . . . .                      14,150
                                                                  -------------
                                                                     1,454,163
                                                                  -------------

See notes to the financial statements.


                          DOW JONES ISLAMIC INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2003

Number of                                                               Fair
Shares                                                                  Value
COMMON STOCK (Continued)
                OIL DRILLING
                EQUIPMENT & SERVICES - 2.1%
        1,500   Baker Hughes Incorporated . .                     $     49,575
        1,000   BJ Services Company* . . . . .                          40,710
          500   Cooper Cameron
                Corporation* . . . . . . . . . . . .                    27,295
          500   ENSCO International, Inc.  . .                          15,000
          500   GlobalSanteFe Corporation . .                           12,440
        1,600   Halliburton Company . . . . . .                         38,192
          500   Nabors Industries, Inc.* . . . . .                      22,540
          500   National-Oilwell, Inc.* . . . . .                       12,160
          500   Noble Corporation* . . . . . . . .                      17,830
          500   Patterson-UTI Energy, Inc.* .                           18,300
          500   Rowan Companies, Inc.  . . . .                          11,970
        2,000   Schlumberger Limited f . . . . .                        97,240
          500   Tidewater Inc.  . . . . . . . . . . .                   16,510
                                                                  -------------
                                                                       379,762
                                                                  -------------
                PHARMACEUTICALS - 17.7%
        5,600   Abbott Laboratories . . . . . . . .                    249,480
          500   Allergan, Inc.  . . . . . . . . . . . .                 36,055
          500   Andrx Group* . . . . . . . . . . . .                     9,625
        6,200   Bristol-Myers
                Squibb Company . . . . . . . . .                       158,720
        4,000   Eli Lilly and Company . . . . .                        239,080
        1,000   Forest Laboratories, Inc.* . . .                        50,500
       11,784   Johnson & Johnson . . . . . . . .                      640,460
          666   King Pharmaceuticals, Inc.* .                            9,530
        8,500   Merck & Co., Inc.  . . . . . . . .                     472,430
          900   Mylan Laboratories, Inc.  . . .                         25,992
          500   Noven Pharmaceuticals, Inc.*                             4,835
          500   NPS Pharmaceuticals, Inc.* . .                          10,780
       31,000   Pfizer, Inc.  . . . . . . . . . . . . . .              961,620
        5,400   Schering-Plough Corporation                             99,630
          500   SICOR, Inc.* . . . . . . . . . . . . .                  10,570
        5,300   Wyeth . . . . . . . . . . . . . . . . . .              232,405
                                                                  -------------
                                                                     3,211,712
                                                                  -------------
See notes to the financial statements.

Number of                                                                Fair
Shares                                                                   Value
                PRECIOUS METALS - 0.2%
       1,000    Meridian Gold Inc.*f . . . . . . .               $      11,750
       1,000    Newmont Mining Corporation                              29,660
                                                                  -------------
                                                                        41,410
                                                                  -------------
                PUBLISHING - 0.3%
         500    John Wiley & Sons, Inc.  . . . .                        12,725
         700    The McGraw-Hill
                Companies, Inc.  . . . . . . . . .                      44,247
                                                                  -------------
                                                                        56,972
                                                                  -------------
                REAL ESTATE - 0.1%
         500    Public Storage, Inc.  . . . . . . .                     17,085
                                                                  -------------
                RECREATIONAL
                PRODUCTS & SERVICES - 0.6%
         500    Callaway Golf Company . . . .                            7,175
       1,200    Harley-Davidson, Inc. . . . . . .                       50,592
         500    Polaris Industries Inc.  . . . . . .                    30,055
         500    Winnebago Industries, Inc.  . .                         19,880
                                                                  -------------
                                                                       107,702
                                                                  -------------
                RETAILERS APPAREL - 1.2%
       1,800    The Gap, Inc.  . . . . . . . . . . . .                  30,600
       1,200    Kohl's Corporation* . . . . . . .                       62,820
       1,600    The Limited, Inc.  . . . . . . . . .                    24,416
         500    The Men's Wearhouse, Inc.* .                             9,645
       1,000    Ross Stores, Inc. . . . . . . . . . .                   42,220
       2,200    The TJX Companies, Inc. . . .                           40,040
                                                                  -------------
                                                                       209,741
                                                                  -------------
                RETAILERS BROADLINE - 1.0%
       1,000    Dollar General Corporation . .                          18,700
       1,000    Family Dollar Stores, Inc. . . .                        36,450
       3,200    Target Corporation . . . . . . . . .                   117,216
                                                                  -------------
                                                                       172,366
                                                                  -------------
                RETAILERS DRUG-BASED - 1.8%
       1,650    Cardinal Health, Inc.  . . . . . .                      95,222
       1,400    CVS Corporation . . . . . . . . . .                     36,540


                          DOW JONES ISLAMIC INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2003

Number of                                                              Fair
Shares                                                                 Value
COMMON STOCK (Continued)
                RETAILERS DRUG-
                BASED (Continued)
        1,100   McKesson, Inc.  . . . . . . . . . .                $    33,352
          500   Priority Healthcare
                Corporation Class B* . . . . .                          11,275
        5,000   Walgreen Company . . . . . . . .                       153,950
                                                                  -------------
                                                                       330,339
                                                                  -------------
                RETAILERS - SPECIALTY - 3.8%
          500   99 Cents Only Stores* . . . . . .                       15,890
          500   AutoZone, Inc.* . . . . . . . . . .                     41,840
        1,000   Bed Bath & Beyond, Inc.* . . .                          41,790
          750   Best Buy Co., Inc.* . . . . . . . .                     29,025
          500   Big Lots, Inc.* . . . . . . . . . . . .                  6,805
          500   Dollar Tree Stores, Inc.* . . . .                       14,500
        9,200   The Home Depot, Inc.  . . . . .                        298,908
        2,800   Lowe's Companies, Inc. . . . .                         118,328
          500   Michaels Stores, Inc.* . . . . . .                      18,805
        1,200   Office Depot, Inc.* . . . . . . . .                     16,080
          700   RadioShack Corporation . . . .                          16,870
        1,700   Staples, Inc.* . . . . . . . . . . . . .                32,963
          500   Tiffany & Company . . . . . . . .                       16,380
        1,000   Williams-Sonoma, Inc.* . . . .                          28,430
                                                                  -------------
                                                                       696,614
                                                                  -------------
                SCHOOLS - 0.3%
        1,000   Corinthian Colleges, Inc.* . . .                        47,040
                                                                  -------------
                SEMICONDUCTORS - 6.9%
          800   Advanced Micro Devices, Inc.*                            5,824
        1,300   Altera Corporation* . . . . . . . .                     25,090
        1,000   Analog Devices, Inc.* . . . . . .                       38,550
        5,800   Applied Materials, Inc.* . . . .                        90,248
          600   Axcelis Technologies, Inc.* . .                          3,576
          500   Broadcom Corporation* . . . .                           12,240
          500   Credence Systems
                Corporation* . . . . . . . . . . . .                     4,050

See notes to the financial statements.

Number of                                                                Fair
Shares                                                                   Value
                SEMICONDUCTORS (Continued)
          500   Cree, Inc.* . . . . . . . . . . . . . . .         $     12,285
       25,000   Intel Corporation . . . . . . . . . .                  520,500
          500   InterDigital Communications
                Corporation* . . . . . . . . . . . .                    12,835
        1,000   Intersil Corporation* . . . . . . .                     24,550
          600   KLA-Tencor Corporation* . . .                           27,738
        1,000   Linear Technology
                Corporation . . . . . . . . . . . . .                   36,430
          500   Marvell Technology
                Group Ltd.*f . . . . . . . . . . . .                    15,835
        2,000   Maxim Integrated
                Products, Inc.  . . . . . . . . . . .                   78,400
          500   Micrel, Incorporated* . . . . . .                        6,030
          750   Microchip Technology, Inc.  .                           17,340
        1,900   Micron Technology, Inc.* . . .                          21,508
        1,000   National Semiconductor
                Corporation* . . . . . . . . . . . .                    24,960
        1,000   NVIDIA Corporation* . . . . . .                         26,170
          500   PMC-Sierra, Inc.* . . . . . . . . .                      5,430
          500   Rambus, Inc.* . . . . . . . . . . . .                    8,950
          500   RF Micro Devices, Inc.* . . . .                          2,820
          500   Silicon Laboratories Inc.* . . .                        14,870
          500   Silicon Storage
                Technology, Inc.* . . . . . . . .                        2,360
          500   Skyworks Solutions, Inc.* . . .                          3,740
          500   Teradyne, Inc.* . . . . . . . . . . .                    8,575
        7,000   Texas Instruments, Inc.  . . . .                       143,500
        2,000   Xilinx, Inc.* . . . . . . . . . . . . .                 59,800
                                                                  -------------
                                                                     1,254,204
                                                                  -------------
                SOFT DRINKS - 3.8%
        8,500   The Coca-Cola Company . . .                            387,345
        6,900   PepsiCo, Inc.  . . . . . . . . . . . .                 304,980
                                                                  -------------
                                                                       692,325
                                                                  -------------
                SOFTWARE - 8.0%
          800   Adobe Systems, Inc. . . . . . . .                       28,256

                          DOW JONES ISLAMIC INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2003

Number of                                                               Fair
Shares                                                                  Value
COMMON STOCK
(Continued)
                SOFTWARE (Continued)
        1,000   Ariba, Inc.* . . . . . . . . . . . . . .          $      3,730
        1,200   BEA Systems, Inc.* . . . . . . .                        13,020
          900   BMC Software, Inc.* . . . . . . .                       15,264
        1,100   Cadence Design
                Systems, Inc.* . . . . . . . . . . .                    15,290
          500   Cerner Corporation* . . . . . . .                       10,555
          600   Citrix Systems, Inc.* . . . . . . .                     13,074
          500   Documentum, Inc.* . . . . . . . .                       10,595
          500   Informatica Corporation* . . .                           3,495
          700   Intuit Inc.* . . . . . . . . . . . . . . .              32,144
          500   J.D. Edwards & Company* . .                              5,905
          500   Macromedia, Inc.* . . . . . . . . .                     10,070
          500   Mentor Graphics Corporation*                             6,535
          500   Mercury Interactive
                Corporation* . . . . . . . . . . . .                    19,655
       35,600   Microsoft Corporation . . . . . .                      876,116
       16,100   Oracle Corporation* . . . . . . .                      209,461
        1,000   Parametric Technology
                Corporation* . . . . . . . . . . . .                     3,250
        1,000   PeopleSoft, Inc.* . . . . . . . . . .                   16,390
          500   Quest Software, Inc.* . . . . . .                        5,600
          500   Retek Inc.* . . . . . . . . . . . . . .                  3,265
        2,200   Siebel Systems, Inc.* . . . . . . .                     20,702
        1,000   SunGard Data Systems, Inc.*                             23,000
          500   Symantec Corporation* . . . . .                         22,680
          500   Synopsys, Inc.* . . . . . . . . . . .                   30,645
          600   VeriSign, Inc.* . . . . . . . . . . .                    8,988
        1,300   VERITAS Software
                Corporation* . . . . . . . . . . . .                    36,036
                                                                  -------------
                                                                     1,443,721
                                                                  -------------
                STEEL - 0.1%
          500   Nucor Corporation . . . . . . . . .                     23,820
                                                                  -------------

See notes to the financial statements.

Number of                                                              Fair
Shares                                                                 Value
                TOYS - 0.4%
         500    Electronic Arts, Inc.* . . . . . . .             $      34,280
       1,500    Mattel, Inc. . . . . . . . . . . . . . .                32,265
                                                                  -------------
                                                                        66,545
                                                                  -------------
                TRANSPORTATION - 0.1%
         666    Werner Enterprises, Inc.                                15,245
                                                                  -------------
                WIRELESS
                COMMUNICATIONS - 0.3%
       1,000    ALLTEL Corporation                                      47,880
                                                                  -------------

                Total Common Stock
                (Cost $23,963,494)                                  17,957,635
                                                                  -------------
                 Assets, Less Other
                Liabilities - 1.0% . . . . . . . . .                   179,282
                                                                  -------------
                Total Net Assets 100.0%
                                                                   $18,136,917
                                                                 ==============


o    Non-income producing
f This security represents the common stock of a foreign company which trades on a U.S. national securities exchange.


                          DOW JONES ISLAMIC INDEX FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 2003

Assets
Investments in securities, at fair value (cost: $23,963,494) . .    $17,957,635
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        175,098
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .         30,394
Receivable from Advisor . . . . . . . . . . . . . . . . . . . . .         5,314
Other assets . . . . . . . . . . . . . . . . . . . . . . . . . .         37,413
                                                                  -------------
        Total Assets . . . . . . . . . . . . . . . . . . . . . . . . 18,205,854
                                                                  -------------

Liabilities
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . .         68,937
                                                                  -------------
        Total Liabilities . . . . . . . . . . . . . . . . . . . . .      68,937
                                                                  -------------
       Net Assets . . . . . . . . . . . . . . . . . . . . . . . . .$18,136,917
                                                                  -------------



Net Assets Consist of:
Paid in capital . . . . . . . . . . . . . . . . . . . . . . . . .   $28,252,583
Undistributed net investment income . . . . . . . . . . . . . . .        33,216
Accumulated net realized loss on investments . . . . . . . . . .     (4,143,023)
Unrealized depreciation on investments . . . . . . . . . . . . .     (6,005,859)
                                                                  -------------
        Net Assets . . . . . . . . . . . . . . . . . . . . . . . .  $18,136,917
                                                                 ==============



Class K:
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . .    $18,069,901
Shares of capital stock outstanding;
  unlimited number of shares authorized, no par value . . . . .       3,150,888
                                                                  -------------
        Net asset value, redemption and offering price per share . .$      5.73
                                                                 ==============



Class M:
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    67,016
Shares of capital stock outstanding;
  unlimited number of shares authorized, no par value . . . . .          11,797
                                                                  -------------
        Net asset value, redemption and offering price per share . .$      5.68
                                                                  =============

See notes to the financial statements.

DOW JONES ISLAMIC INDEX FUND
      STATEMENT OF OPERATIONS
                                                                  Year Ended
                                                                  May 31, 2003
Investment income:
        Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . $ 220,161
Expenses:
        Investment advisory fees . . . . . . . . . . . . . . . . . .    125,924
        Shareholder servicing and accounting fees . . . . . . . . . .   102,339
        Administration fees . . . . . . . . . . . . . . . . . . . . .    39,785
        License fees . . . . . . . . . . . . . . . . . . . . . . . .     26,024
        Professional fees . . . . . . . . . . . . . . . . . . . . . .    41,223
        Registration fees . . . . . . . . . . . . . . . . . . . . . .    28,081
        Custody fees . . . . . . . . . . . . . . . . . . . . . . . .      5,510
        Reports to shareholders . . . . . . . . . . . . . . . . . . .     7,029
        Miscellaneous expenses . . . . . . . . . . . . . . . . . . .      1,931
                                                                  -------------
                Total expenses . . . . . . . . . . . . . . . . . . . .  377,846
                Less fees reimbursed by Advisor . . . . . . . . . . .  (219,017)
                                                                  -------------
                Net expenses . . . . . . . . . . . . . . . . . . . . .  158,829
                                                                  -------------
Net investment income . . . . . . . . . . . . . . . . . . . . . .        61,332
                                                                  -------------
Net realized and unrealized gain (loss):
Net realized loss on investments . . . . . . . . . . . . . . . . .   (2,374,832)
Change in unrealized appreciation (depreciation) on investments .       671,344
                                                                  -------------
Net realized and unrealized loss on investments . . . . . . . . .    (1,703,488)
                                                                  -------------
Net decrease in net assets from operations . . . . . . . . . . . .  $(1,642,156)
                                                                  =============

See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                      Year Ended     Year Ended
                                                      May 31, 2003  May 31, 2002
Operations
Net investment income . . . . . . . . . . . . . . . .  $ 61,332   $      16,484
Net realized loss on investments . . . . . . . . . . (2,374,832)       (574,249)
Change in unrealized appreciation
  (depreciation) on investments . . . . . . . . . . .   671,344      (2,960,579)
                                                     ----------      ----------
Net decrease in net assets from operations . . . . . (1,642,156)     (3,518,344)
                                                     ----------      ----------

Capital share transactions (Note 4)
Shares sold . . . . . . . . . . . . . . . . . . . . .   936,099       3,737,157
Shares reinvested . . . . . . . . . . . . . . . . . .     5,708           1,675
Shares redeemed . . . . . . . . . . . . . . . . . . .(1,140,272)       (684,933)
                                                     ----------      ----------
Net increase (decrease) in net
   assets from capital share transactions .            (198,465)      3,053,899
                                                     ----------      ----------

Distributions to shareholders
From net investment income . . . . . . . . . . . . .    (43,387)        (15,940)
                                                     ----------      ----------
Total distributions to shareholders . . . . . . . . .   (43,387)        (15,940)
                                                     ----------      ----------

Total decrease in net assets . . . . . . . . . . . . (1,884,008)       (480,385)


Net assets at beginning of year . . . . . . . . . . .20,020,925      20,501,310
                                                     ----------      ----------

Net assets at end of year
 (including accumulated undistributed net investment
   income of $33,216 and $15,271, respectively) . . $18,136,917     $20,020,925
                                                    ===========     ===========


See notes to the financial statements.


                          DOW JONES ISLAMIC INDEX FUND
                              FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding

                                                   Class K
                                                             For the Period
                                    Year Ended   Year Ended     June 29,
                                      May 31,      May 31,    2000(1) to
                                      2003(5)      2002(5)   May 31, 2001
Net asset value
Beginning of period . . . . . . . .        $6.26        $7.58    $10.00
                                          ------       ------    ------
Operations
Net investment income (loss) . . . .        0.02         0.01      0.01
Net realized and unrealized loss
  on investments .                         (0.54)       (1.32)    (2.43)
                                          ------       ------    ------
Total from operations . . . . . . .        (0.52)       (1.31)    (2.42)
                                          ------       ------    ------

Distributions to shareholders
From net investment income . . . . .       (0.01)       (0.01)     0.00
                                          ------       ------    ------
Total distributions to shareholders        (0.01)       (0.01)     0.00
                                          ------       ------    ------

Net asset value
End of period . . . . . . . . . . .        $5.73        $6.26  $   7.58
                                          ======       ======   =======


Total investment return . . . . . .        (8.22)%     (17.34)%   (25.02)%(2)(4)

Net assets, end of period . . . . .  $18,069,901  $20,020,007   $20,496,716

Ratios
Expenses to average net assets
Before expense reimbursement                2.25%        2.06%     1.97%(3)
After expense reimbursement                 0.95%        0.90%     0.90%(3)
Net investment income (loss)
   to average net assets
Before expense reimbursement               (0.94)%      (1.07)%   (0.99)%(3)
After expense reimbursement                 0.36%        0.09%     0.08%(3)
Portfolio turnover rate . . . . . .          5.1%        13.7%     20.0%(2)

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) The investment return for Class K was calculated using the date the Fund became effective with the SEC, June 30, 2000.
(5) Net investment income (loss) per share is based on daily average shares outstanding.

See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                        FINANCIAL HIGHLIGHTS (Continued)

Selected data for each share of capital stock outstanding

                                                        Class M

                                                                  For the Period
                                                                    February 15,
                                        Year Ended   Year Ended      2001(1)
                                         May 31,        May 31,      to May
                                         2003(4)       2002(4)      31, 2001
Net asset value
Beginning of period . . . . . . . . . .    $6.23         $7.56          $8.23
                                          ------         ------         ------
Operations
Net investment income (loss) . . . . .    (0.02)         (0.05)         (0.01)
Net realized and unrealized loss
   on investments . . . . . . . .         (0.53)         (1.28)         (0.66)
                                          ------         ------         ------
Total from operations . . . . . . . . .   (0.55)         (1.33)         (0.67)
                                          ------         ------         ------

Distributions to shareholders
From net investment income . . . . . .      0.00           0.00           0.00
                                          ------         ------         ------
Total distributions to shareholders . .     0.00           0.00           0.00
                                          ------         ------         ------

Net asset value
End of period . . . . . . . . . . . . .    $5.68          $6.23          $7.56
                                          ======          =====         ======

Total investment return . . . . . . . .  (8.83)%       (17.59)%     (8.14)%(2)

Net assets, end of period . . . . . . .  $67,016           $918         $4,594

Ratios
Expenses to average net assets
Before expense reimbursement               3.00%          2.80%       2.75%(3)
After expense reimbursement                1.70%          1.65%       1.65%(3)
Net investment income (loss) to
   average net assets
Before expense reimbursement             (1.69)%        (1.82)%     (1.78)%(3)
After expense reimbursement              (0.39)%        (0.67)%     (0.67)%(3)
Portfolio turnover rate . . . . . . . .     5.1%          13.7%       20.0%(2)


(1)  Class inception.
(2)  Not annualized.
(3)  Annualized.
(4) Net investment income (loss) per share is based on daily average shares outstanding.

See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                  May 31, 2003

1.   Organization

Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, the Dow JonesSM Islamic Index Fund (the "Fund"), a diversified series of the Trust. Allied Asset Advisors, Inc. ("AAA"or the "Advisor"), a Delaware corporation, serves as an investment manager to the Fund.

The trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust currently offers two classes of shares of the
Fund: Class K and Class M. Class M shares are subject to a 12b-1 fee of .75% as described in the Fund's Class M prospectus. Each class of shares has identical rights and voting privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation: Investment securities are carried at fair value determined using the following valuation methods:

o Equity securities listed on an U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

o Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the year ended May 31, 2003.

o Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment advisor under direction of the Board of Trustees. The Fund did not hold any such securities during the year ended May 31, 2003.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments.

Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund

                          DOW JONES ISLAMIC INDEX FUND
                 NOTES TO THE FINANCIAL STATEMENTS (Continued)
                                  May 31, 2003

intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At May 31, 2003, the Fund had a capital loss carryover of $2,817,150, which will expire between May 31, 2009 and May 31, 2011. Net realized gains or losses may differ for financial reporting and tax purposes as a result of deferral of losses relating to wash sale transactions.

At May 31,  2003,  the cost of  investment  securities  for  federal  income tax
purposes  was  $23,963,504.   At  May  31,  2003,  unrealized  appreciation  and
depreciation for federal income tax purposes was as follows:

Appreciation                                   $ 1,407,684
Depreciation                                    (7,413,553)
                                               ------------
Net unrealized depreciation on investments     $(6,005,869)
                                               ============


Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund had post-October losses, which will be treated as arising on the first day of the fiscal year ended May 31, 2004 of $1,325,863.

Distributions to Shareholders: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

On December 31, 2002, a distribution of $.014 per share was declared for Class K shares. The dividend was paid on December 31, 2002, to shareholders of record on December 30, 2002.

On December 28, 2001, a distribution of $.006 per share was declared for Class K shares. The dividend was paid on December 31, 2001, to shareholders of record on December 27, 2001.

The tax character of distributions paid were as follows:

                            Year Ended     Year Ended
                            May 31, 2003   May 31, 2002
                           -------------  --------------
Distribution paid from:
Ordinary income              $43,387          $15,940
                             ========         =======

Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

At May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                         $33,216
                                                      =======
Undistributed long-term capital gains                      --
                                                      =======

Other: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees, which are unique to Class M shares.

3.   Investment Advisory Agreement

The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.

                          DOW JONES ISLAMIC INDEX FUND
                 NOTES TO THE FINANCIAL STATEMENTS (Continued)
                                  May 31, 2003

Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.75% of the Fund's daily average net assets.

The Trust has a  distribution  agreement  and  servicing  agreement  with Quasar
Distributors, LLC (the "Distributor"). The Trust has adopted a Service and Distribution Plan whereby the Fund pays the Distributor servicing fees of up to 0.75% annually, calculated as a percentage of average daily net assets attributable to Class M shares. For the year ended May 31, 2003, the Fund recognized $106 of distribution fees, which are included in miscellaneous expenses in the statement of operations.

Effective June 30, 2002, if the aggregate annual operating expenses exceed 0.95% and 1.70% of average net assets for Class K and Class M shares respectively, the Advisor will waive or reimburse the Fund for the amount of such excess. Prior to June 30, 2002, if the aggregate annual operating expenses exceeded 0.90% and 1.65% of average net assets for Class K and Class M shares respectively, the Advisor waived or reimbursed the Fund for the amount of such excess. Accordingly, for the year ended May 31, 2003, the Advisor has waived or reimbursed expenses of the Fund in the amount of $219,017.

4.   Capital Share Transactions

Transactions in Class K shares of the Fund for the year ended May 31, 2003, were as follows:

                                  Amount             Shares
                                ---------           --------
Shares sold                      $    877,987         165,043
Shares reinvested                       5,708           1,096
Shares redeemed                    (1,139,464)       (212,059)
                                 ------------        --------
Net decrease                     $   (255,769)        (45,920)
                                =============        ========

Transactions in Class M shares of the Fund for the year ended May 31, 2003, were as follows:

                                        Amount           Shares
                                       --------         -------
Shares sold                            $58,112          11,802
Shares redeemed                          (808)           (152)
                                      --------          ------
Net increase                           $57,304          11,650
                                      ========          ======

Transactions in Class K shares of the Fund for the year ended May 31, 2002, were as follows:

                                      Amount              Shares
                                     -------            ----------
Shares sold                          $3,733,934        588,216
Shares reinvested                         1,675            237
Shares redeemed                        (678,473)       (96,598)
                                     ----------        -------
Net increase                         $3,057,136        491,855
                                     ==========        =======

Transactions in Class M shares of the Fund for the year ended May 31, 2002, were as follows:

                                     Amount        Shares
                                    -------       --------
Shares sold                         $ 3,223          470
Shares redeemed                      (6,460)        (931)
                                    -------        ------
Net decrease                        $(3,237)        (461)
                                    =======        ======

5.   Securities Transactions

During the year ended May 31, 2003, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $863,853 and $1,210,846, respectively.

                          DOW JONES ISLAMIC INDEX FUND
                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of the Dow
Jones Islamic Index Fund:

We have audited the accompanying statement of assets and liabilities of the Dow Jones Islamic Index Fund (the"Fund"), a series of Allied Asset Advisors Funds, including the schedule of investments, as of May 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of two years in the period then ended and for the period from June 29, 2000 (commencement of operations) through May 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dow Jones Islamic Index Fund as of May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
July 18, 2003

                          DOW JONES ISLAMIC INDEX FUND
                      SUPPLEMENTAL INFORMATION (Unaudited)

Information pertaining to the Directors' and Officers' of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request by calling (877) 417-6161 or write to Dow Jones Islamic Index Fund, c/o Allied Asset Advisors, Inc., 745 McClintock Drive, Suite 114, Burr Ridge, IL 60527.



                                                               No. of          Principal             Other
                                                              Funds in       Occupation(s)       Trusteeships /
          Name, Age, Address               Term of Office      Complex      during the past      Directorships
          Position with Trust                and Tenure       Overseen          5 years            by Trustee
---------------------------------------------------------------------------------------------------------------
*Bassam Osman                          Trustee, Chairperson  1          1980 to present -
52                                     and President                    Bassam Osman, M.D.,
745 McClintock Drive, Suite 114        since 2000                       SC LTD, Doctor
Burr Ridge, IL    60527

Trustee, Chairperson and President

*Muzamil Siddiqi                       Trustee               1          1981 to present -
59                                     since 2000                       Director of the Islamic
745 McClintock Drive, Suite 114                                         Society of Orange
Burr Ridge, IL    60527                                                 County, Orange
                                                                        County, CA
Trustee

Abdalla Idris Ali                      Disinterested         1          1998 to present -
54                                     Trustee                          Director, the Center
745 McClintock Drive, Suite 114        since 2000                       of Islamic Studies,
Burr Ridge, IL    60527                                                 Kansas City, MO;
                                                                        1982 to 1998 -
Disinterested Trustee                                                   Principal, ISNA
                                                                        Islamic School,
                                                                        Toronto, Ontario,
                                                                          Canada

Jamal Said                             Disinterested         1          1983 to present -
46                                     Trustee                          Religious Director,
745 McClintock Drive, Suite 114        since 2000                       Mosque Foundation,
Burr Ridge, IL    60527                                                 Bridgeview, IL

Disinterested Trustee

                          DOW JONES ISLAMIC INDEX FUND
                SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

                                                               No. of          Principal             Other
                                                              Funds in       Occupation(s)       Trusteeships /
          Name, Age, Address               Term of Office      Complex      during the past      Directorships
          Position with Trust                and Tenure       Overseen          5 years            by Trustee
----------------------------------------------------------------------------------------------------------------

Mohammed Kaiseruddin                   Disinterested         1          1973 to present -
59                                     Trustee                          Nuclear Engineer,
745 McClintock Drive, Suite 114        since 2000                       Sargent & Lundy
Burr Ridge, IL    60527

Disinterested Trustee

Mohammad Basheeruddin                  Treasurer             1          2001 to present -
53                                     since 2003                       Accounting Manager,
745 McClintock Drive, Suite 114                                         North American Islamic
Burr Ridge, IL    60527                                                 Trust; 1997 to 2001 -
                                                                        Accountant, Platkin
Treasurer                                                               & Son and Accountant,
                                                                        Artisan Handprint

Mujeeb Cheema                          Secretary             1          2003 to present -
55                                     since 2003                       Executive Director,
745 McClintock Drive, Suite 114                                         North American
Burr Ridge, IL    60527                                                 Islamic Trust; 1980
                                                                        to 2003 Managing
Secretary                                                               Director, Hawkins
                                                                        International, Inc.


* This trustee is deemed to be an "interested person" of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended .

                               INVESTMENT ADVISOR
                                       AAA
                           Allied Asset Advisors, Inc.
                              Burr Ridge, Illinois

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                                Chicago, Illinois

               ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT
                         U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                Cincinnati, Ohio

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. To obtain a Prospectus, call the Fund at 1-877-417-6161 or write to Dow Jones Islamic Index Fund, c/o Allied Asset Advisors, Inc., 745 McClintock Drive, Suite 114, Burr Ridge, IL 60527. Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund. 07/03



Item 2. Code of Ethics.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 3. Audit Committee Financial Expert.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.


Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Allied Asset Advisors Funds
                       ---------------------------

         By (Signature and Title /S/ Bassam Osman
                                 ----------------
                                 Bassam Osman, President

         Date   07/30/03
                --------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         (Registrant)  Allied Asset Advisors Funds
                       ---------------------------

         By (Signature and Title) /S/ Mohammad Basheeruddin
                                  -------------------------
                                  Mohammad Basheeruddin, Treasurer

         Date   07/30/03
                --------